First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments
January 31, 2023 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES – 24.9%
	Automobiles – 0.4%
183,711	Ford Motor Co. (a) (b)	6.50%	08/15/62	$4,477,037
	Banks – 4.3%
3,007	Atlantic Union Bankshares Corp., Series A	6.88%	(c)	77,130
231,902	Bank of America Corp., Series KK (b)	5.38%	(c)	5,598,114
49,151	Bank of America Corp., Series SS (b)	4.75%	(c)	1,069,034
37,953	Citizens Financial Group, Inc., Series D (b) (d)	6.35%	(c)	966,663
2,028	Citizens Financial Group, Inc., Series E	5.00%	(c)	44,920
40,000	Fifth Third Bancorp, Series A (b)	6.00%	(c)	999,600
808	JPMorgan Chase & Co., Series JJ	4.55%	(c)	17,130
148,938	JPMorgan Chase & Co., Series LL (b)	4.63%	(c)	3,200,678
166,790	KeyCorp (b) (d)	6.20%	(c)	4,274,828
15,498	Old National Bancorp, Series A (b)	7.00%	(c)	400,313
192,003	PacWest Bancorp, Series A (b) (d)	7.75%	(c)	4,969,038
270,910	Pinnacle Financial Partners, Inc., Series B (b)	6.75%	(c)	6,951,551
601,268	Signature Bank, Series A (e)	5.00%	(c)	11,400,041
52,897	Wells Fargo & Co., Series AA (b)	4.70%	(c)	1,141,517
102,268	Wells Fargo & Co., Series Q (b) (d)	5.85%	(c)	2,497,384
30,321	Wells Fargo & Co., Series Z	4.75%	(c)	643,715
153,754	WesBanco, Inc., Series A (b) (d)	6.75%	(c)	3,889,976
56,662	Western Alliance Bancorp, Series A (b) (d)	4.25%	(c)	1,216,533
179,723	Wintrust Financial Corp., Series E (b) (d)	6.88%	(c)	4,681,784
				54,039,949
	Capital Markets – 1.6%
29,434	Affiliated Managers Group, Inc.	4.75%	09/30/60	588,680
173,946	Affiliated Managers Group, Inc.	4.20%	09/30/61	3,094,499
476,991	Carlyle Finance LLC	4.63%	05/15/61	9,196,387
269,834	KKR Group Finance Co., IX LLC	4.63%	04/01/61	5,334,618
47,550	Morgan Stanley, Series P (b)	6.50%	(c)	1,238,202
6,178	Oaktree Capital Group LLC, Series A	6.63%	(c)	147,716
				19,600,102
	Consumer Finance – 0.2%
5,726	Capital One Financial Corp., Series I	5.00%	(c)	125,342
121,459	Capital One Financial Corp., Series J (b)	4.80%	(c)	2,526,347
				2,651,689
	Diversified Financial Services – 1.2%
176,854	Apollo Asset Management, Inc., Series B (b)	6.38%	(c)	4,483,249
480,278	Equitable Holdings, Inc., Series A (b)	5.25%	(c)	10,863,888
				15,347,137
	Diversified Telecommunication Services – 0.5%
172,303	AT&T, Inc., Series C (b)	4.75%	(c)	3,614,917
136,219	Qwest Corp. (b)	6.50%	09/01/56	2,806,111
				6,421,028
	Electric Utilities – 1.1%
245,850	Brookfield BRP Holdings Canada, Inc.	4.63%	(c)	4,368,754
195,763	Brookfield Infrastructure Finance ULC	5.00%	05/24/81	3,942,667
120,245	SCE Trust IV, Series J (b) (d)	5.38%	(c)	2,416,925
81,831	SCE Trust V, Series K (b) (d)	5.45%	(c)	1,819,103
57,179	Southern (The) Co., Series 2020 (a) (b)	4.95%	01/30/80	1,289,958
				13,837,407

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Equity Real Estate Investment Trusts – 0.3%
168,343	Global Net Lease, Inc., Series A (a)	7.25%	(c)	$4,023,398
17,466	National Storage Affiliates Trust, Series A	6.00%	(c)	438,222
				4,461,620
	Food Products – 0.6%
307,925	CHS, Inc., Series 3 (b) (d)	6.75%	(c)	7,796,661
	Gas Utilities – 0.2%
197,017	South Jersey Industries, Inc.	5.63%	09/16/79	3,110,898
	Independent Power & Renewable Electricity Producers – 0.3%
161,321	Brookfield Renewable Partners L.P., Series 17 (b)	5.25%	(c)	3,386,128
	Insurance – 8.6%
467,479	Aegon Funding Co., LLC (b)	5.10%	12/15/49	10,588,399
501,485	American Equity Investment Life Holding Co., Series A (b) (d)	5.95%	(c)	12,045,670
247,889	American Equity Investment Life Holding Co., Series B (b) (d)	6.63%	(c)	6,373,226
193,648	AmTrust Financial Services, Inc.	7.25%	06/15/55	3,475,982
210,480	AmTrust Financial Services, Inc.	7.50%	09/15/55	3,623,413
192,000	Arch Capital Group Ltd., Series G (b)	4.55%	(c)	3,838,080
66,549	Aspen Insurance Holdings Ltd. (a) (b)	5.63%	(c)	1,472,064
346,650	Aspen Insurance Holdings Ltd.	5.63%	(c)	7,647,099
21,147	Aspen Insurance Holdings Ltd. (d)	5.95%	(c)	522,542
43,928	Athene Holding Ltd., Series A (b) (d)	6.35%	(c)	1,118,846
62,748	Athene Holding Ltd., Series D	4.88%	(c)	1,255,587
590,886	Athene Holding Ltd., Series E (b) (d)	7.75%	(c)	15,593,482
133,393	CNO Financial Group, Inc.	5.13%	11/25/60	2,425,085
584,250	Delphi Financial Group, Inc., 3 Mo. LIBOR + 3.19% (a) (f)	7.80%	05/15/37	13,364,719
375,307	Lincoln National Corp., Series D (b) (d)	9.00%	(c)	10,790,076
193,528	Phoenix Cos. (The), Inc.	7.45%	01/15/32	3,476,247
282,237	Prudential Financial, Inc. (a)	5.95%	09/01/62	7,197,044
2	Reinsurance Group of America, Inc. (d)	7.13%	10/15/52	53
126,288	RenaissanceRe Holdings Ltd., Series G	4.20%	(c)	2,295,916
				107,103,530
	Mortgage Real Estate Investment Trusts – 0.1%
52,941	AGNC Investment Corp., Series F (a) (d)	6.13%	(c)	1,143,526
	Multi-Utilities – 1.7%
60,984	Algonquin Power & Utilities Corp., Series 19-A (b) (d)	6.20%	07/01/79	1,414,829
84,780	Brookfield Infrastructure Partners L.P., Series 13	5.13%	(c)	1,708,317
15,000	DTE Energy Co., Series E (a)	5.25%	12/01/77	372,000
670,375	Integrys Holding, Inc. (a) (d)	6.00%	08/01/73	16,491,225
38,067	Sempra Energy (b)	5.75%	07/01/79	939,493
				20,925,864
	Oil, Gas & Consumable Fuels – 1.6%
35,235	Energy Transfer L.P., Series C (b) (d)	7.38%	(c)	840,355
1,879	Energy Transfer L.P., Series D (d)	7.63%	(c)	45,453
550,446	Energy Transfer L.P., Series E (b) (d)	7.60%	(c)	13,210,704
216,564	NuStar Energy L.P., Series A, 3 Mo. LIBOR + 6.77% (b) (f)	11.50%	(c)	5,418,431
9,238	NuStar Logistics L.P., 3 Mo. LIBOR + 6.73% (f)	11.53%	01/15/43	231,597
				19,746,540
	Real Estate Management & Development – 1.7%
307,185	Brookfield Property Partners L.P., Series A	5.75%	(c)	5,603,054
388,145	Brookfield Property Partners L.P., Series A2	6.38%	(c)	7,712,441

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Real Estate Management & Development (Continued)
398,983	Brookfield Property Preferred L.P.	6.25%	07/26/81	$7,592,647
23,528	DigitalBridge Group, Inc., Series I (b)	7.15%	(c)	529,615
1,939	DigitalBridge Group, Inc., Series J	7.13%	(c)	43,143
				21,480,900
	Wireless Telecommunication Services – 0.5%
75,137	United States Cellular Corp.	6.25%	09/01/69	1,486,210
253,239	United States Cellular Corp.	5.50%	06/01/70	4,738,102
				6,224,312
	Total $25 Par Preferred Securities			311,754,328
	(Cost $335,243,217)
$100 PAR PREFERRED SECURITIES – 0.9%
	Banks – 0.9%
54,250	CoBank ACB, Series H (b) (d)	6.20%	(c)	5,384,313
52,000	Farm Credit Bank of Texas (d) (g)	6.75%	(c)	5,203,250
	Total $100 Par Preferred Securities			10,587,563
	(Cost $10,672,750)
$1,000 PAR PREFERRED SECURITIES – 4.1%
	Banks – 3.1%
6,893	Bank of America Corp., Series L	7.25%	(c)	8,576,270
24,423	Wells Fargo & Co., Series L	7.50%	(c)	30,723,890
				39,300,160
	Diversified Financial Services – 1.0%
12,000	Compeer Financial ACA (d) (g)	6.75%	(c)	11,922,312
	Total $1,000 Par Preferred Securities			51,222,472
	(Cost $54,542,521)
$1,000,000 PAR PREFERRED SECURITIES – 1.1%
	Mortgage Real Estate Investment Trusts – 1.1%
12	FT Real Estate Securities Co., Inc. (h) (i) (j)	9.50%	(c)	14,016,000
	(Cost $15,990,000)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES – 112.8%
	Banks – 53.0%
$12,935,000	Australia & New Zealand Banking Group Ltd. (b) (d) (g) (k)	6.75%	(c)	13,055,748
8,800,000	Banco Bilbao Vizcaya Argentaria S.A., Series 9 (b) (d) (k)	6.50%	(c)	8,635,088
5,000,000	Banco Mercantil del Norte S.A. (d) (g) (k)	7.50%	(c)	4,817,975
8,000,000	Banco Mercantil del Norte S.A. (d) (g) (k)	7.63%	(c)	7,923,120
7,400,000	Banco Mercantil del Norte S.A. (d) (g) (k)	8.38%	(c)	7,616,076
10,800,000	Banco Santander S.A. (d) (k)	4.75%	(c)	9,397,818
12,400,000	Banco Santander S.A. (b) (d) (k) (l)	7.50%	(c)	12,349,656
25,885,000	Bank of America Corp., Series TT (b) (d)	6.13%	(c)	25,975,597
5,900,000	Bank of America Corp., Series X (b) (d)	6.25%	(c)	5,911,092
3,800,000	Bank of Nova Scotia (The) (d)	4.90%	(c)	3,699,908
15,720,000	Bank of Nova Scotia (The) (d)	8.63%	10/27/82	16,749,192
7,300,000	Barclays PLC (d) (k)	4.38%	(c)	5,951,897
14,300,000	Barclays PLC (b) (d) (k)	6.13%	(c)	13,674,232
41,015,000	Barclays PLC (a) (b) (d) (k)	8.00%	(c)	40,963,731
14,845,000	Barclays PLC (b) (d) (k)	8.00%	(c)	14,943,719

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Banks (Continued)
$8,550,000	BBVA Bancomer S.A. (a) (d) (g) (k)	5.88%	09/13/34	$8,247,245
10,400,000	BNP Paribas S.A. (d) (g) (k)	4.63%	(c)	8,533,290
4,748,000	BNP Paribas S.A. (b) (d) (g) (k)	6.63%	(c)	4,700,520
1,285,000	BNP Paribas S.A. (d) (g) (k)	7.38%	(c)	1,293,680
8,940,000	BNP Paribas S.A. (b) (d) (g) (k)	7.75%	(c)	9,275,250
4,000,000	BNP Paribas S.A. (b) (d) (g) (k)	9.25%	(c)	4,354,000
7,370,000	Citigroup, Inc. (b) (d)	3.88%	(c)	6,746,498
3,022,000	Citigroup, Inc., 3 Mo. LIBOR + 4.07% (b) (f)	8.87%	(c)	3,053,731
9,351,000	Citigroup, Inc., Series M (b) (d)	6.30%	(c)	9,234,112
8,600,000	Citigroup, Inc., Series P (b) (d)	5.95%	(c)	8,391,659
9,905,000	Citigroup, Inc., Series W (b) (d)	4.00%	(c)	9,188,287
7,381,000	Citigroup, Inc., Series Y (b) (d)	4.15%	(c)	6,587,543
25,000,000	CoBank ACB, Series I (b) (d)	6.25%	(c)	24,838,217
9,695,000	CoBank ACB, Series K (b) (d)	6.45%	(c)	9,812,752
2,800,000	Commerzbank AG (d) (k) (l)	7.00%	(c)	2,764,191
5,000,000	Credit Agricole S.A. (b) (d) (g) (k)	6.88%	(c)	4,951,598
28,240,000	Credit Agricole S.A. (b) (d) (g) (k)	8.13%	(c)	29,204,255
3,000,000	Danske Bank A.S. (d) (k) (l)	4.38%	(c)	2,646,195
7,080,000	Danske Bank A.S. (b) (d) (k) (l)	6.13%	(c)	6,916,275
6,740,000	Danske Bank A.S. (b) (d) (k) (l)	7.00%	(c)	6,563,277
3,450,000	Farm Credit Bank of Texas, Series 3 (b) (d) (g)	6.20%	(c)	3,122,250
7,500,000	Farm Credit Bank of Texas, Series 4 (a) (b) (d) (g)	5.70%	(c)	7,050,000
16,092,000	ING Groep N.V. (d) (k)	5.75%	(c)	15,240,170
10,920,000	ING Groep N.V. (b) (d) (k)	6.50%	(c)	10,688,332
16,200,000	Intesa Sanpaolo S.p.A. (b) (d) (g) (k)	7.70%	(c)	15,333,253
13,045,000	Lloyds Banking Group PLC (b) (d) (k)	6.75%	(c)	12,747,541
16,316,502	Lloyds Banking Group PLC (b) (d) (k)	7.50%	(c)	16,217,298
7,912,000	Lloyds Banking Group PLC (b) (d) (k)	7.50%	(c)	7,854,638
4,627,659	M&T Bank Corp. (b) (d)	3.50%	(c)	3,898,803
2,000,000	Macquarie Bank Ltd. (d) (g) (k)	6.13%	(c)	1,842,724
8,400,000	NatWest Group PLC (d) (k)	6.00%	(c)	8,043,000
10,150,000	NatWest Group PLC (b) (d) (k)	8.00%	(c)	10,276,418
23,800,000	Nordea Bank Abp (b) (d) (g) (k)	6.63%	(c)	23,591,750
2,680,000	PNC Financial Services Group (The), Inc., Series U (b) (d)	6.00%	(c)	2,673,032
16,480,000	PNC Financial Services Group (The), Inc., Series V (b) (d)	6.20%	(c)	16,526,144
26,100,000	Societe Generale S.A. (d) (g) (k)	5.38%	(c)	22,509,410
4,710,000	Societe Generale S.A. (b) (d) (g) (k)	7.88%	(c)	4,698,225
20,300,000	Societe Generale S.A. (d) (g)	9.38%	(c)	21,847,875
19,940,000	Standard Chartered PLC (d) (g) (k)	4.30%	(c)	17,126,466
3,000,000	Standard Chartered PLC (b) (d) (g) (k)	6.00%	(c)	2,955,000
65,000	Standard Chartered PLC (d) (l)	7.01%	(c)	65,334
9,200,000	Standard Chartered PLC (b) (d) (g) (k)	7.75%	(c)	9,453,000
10,461,341	SVB Financial Group, Series C (d) (m)	4.00%	(c)	8,388,620
14,346,000	SVB Financial Group, Series D (d) (m)	4.25%	(c)	11,489,711
5,800,000	Swedbank AB, Series NC5 (d) (k) (l)	5.63%	(c)	5,644,125
2,779,000	Texas Capital Bancshares, Inc. (b) (d)	4.00%	05/06/31	2,531,409
15,600,000	Toronto-Dominion Bank (The) (b) (d)	8.13%	10/31/82	16,594,500
21,201,000	UniCredit S.p.A. (b) (d) (k) (l)	8.00%	(c)	21,002,241
5,000,000	UniCredit S.p.A. (a) (d) (g)	5.46%	06/30/35	4,379,222
				662,757,915
	Capital Markets – 9.7%
12,296,000	Apollo Management Holdings L.P. (a) (b) (d) (g)	4.95%	01/14/50	10,579,633
500,000	Charles Schwab (The) Corp., Series H (d)	4.00%	(c)	430,750
2,200,000	Charles Schwab (The) Corp., Series K (b) (d)	5.00%	(c)	2,128,500

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Capital Markets (Continued)
$19,220,000	Credit Suisse Group AG (d) (g) (k) (n)	5.25%	(c)	$14,463,050
15,730,000	Credit Suisse Group AG (d) (g) (k) (n)	6.38%	(c)	12,780,625
28,250,000	Credit Suisse Group AG (b) (d) (g) (k) (n)	7.50%	(c)	26,223,262
6,400,000	Credit Suisse Group AG (b) (d) (g) (k) (n)	9.75%	(c)	6,224,000
20,300,000	Deutsche Bank AG, Series 2020 (b) (d) (k)	6.00%	(c)	18,526,874
7,850,000	EFG International AG (d) (k) (l)	5.50%	(c)	7,144,560
300,000	Goldman Sachs Group (The), Inc., Series R (b) (d)	4.95%	(c)	288,617
10,000,000	UBS Group AG (d) (g) (k)	4.88%	(c)	9,014,000
9,200,000	UBS Group AG (d) (k) (l)	5.13%	(c)	8,752,006
4,800,000	UBS Group AG (d) (k) (l)	6.88%	(c)	4,777,560
465,000	UBS Group AG (d) (g) (k)	7.00%	(c)	463,242
				121,796,679
	Consumer Finance – 0.6%
5,639,000	Ally Financial, Inc., Series B (d)	4.70%	(c)	4,655,699
3,882,000	Ally Financial, Inc., Series C (d)	4.70%	(c)	2,989,140
				7,644,839
	Diversified Financial Services – 4.5%
15,000,000	American AgCredit Corp. (b) (d) (g)	5.25%	(c)	13,218,750
9,300,000	Ares Finance Co. III LLC (a) (b) (d) (g)	4.13%	06/30/51	7,211,458
9,350,000	Capital Farm Credit ACA, Series 1 (b) (d) (g)	5.00%	(c)	8,531,875
3,800,000	Compeer Financial ACA (b) (d) (g)	4.88%	(c)	3,367,754
22,150,000	Corebridge Financial, Inc. (a) (b) (d) (g)	6.88%	12/15/52	22,065,391
2,224,000	Voya Financial, Inc., Series A (b) (d)	6.13%	(c)	2,222,665
				56,617,893
	Electric Utilities – 2.3%
7,950,000	American Electric Power Co., Inc. (b) (d)	3.88%	02/15/62	6,822,623
5,116,000	Edison International, Series B (b) (d)	5.00%	(c)	4,561,375
10,976,000	Emera, Inc., Series 16-A (a) (b) (d)	6.75%	06/15/76	10,821,054
1,929,000	Southern (The) Co., Series 21-A (b) (d)	3.75%	09/15/51	1,683,720
5,110,000	Southern California Edison Co., Series E, 3 Mo. LIBOR + 4.20% (b) (f)	8.64%	(c)	5,071,675
				28,960,447
	Energy Equipment & Services – 2.0%
21,650,000	Transcanada Trust (a) (b) (d)	5.50%	09/15/79	19,619,154
6,450,000	Transcanada Trust (a) (d)	5.60%	03/07/82	5,780,812
				25,399,966
	Food Products – 4.7%
6,000,000	Dairy Farmers of America, Inc. (b) (h)	7.13%	(c)	5,175,000
13,788,000	Land O’Lakes Capital Trust I (a) (b) (h)	7.45%	03/15/28	13,615,650
10,000,000	Land O’Lakes, Inc. (b) (g)	7.25%	(c)	8,900,000
33,000,000	Land O’Lakes, Inc. (b) (g)	8.00%	(c)	31,223,280
				58,913,930
	Insurance – 15.0%
3,000,000	Aegon N.V. (b) (d)	5.50%	04/11/48	2,865,537
5,683,000	Asahi Mutual Life Insurance Co. (b) (d) (l)	6.50%	(c)	5,698,060
17,585,000	Assurant, Inc. (a) (b) (d)	7.00%	03/27/48	17,484,328
5,150,000	Assured Guaranty Municipal Holdings, Inc. (a) (d) (g)	6.40%	12/15/66	4,913,152
9,932,000	AXIS Specialty Finance LLC (a) (b) (d)	4.90%	01/15/40	8,456,513
8,704,000	Enstar Finance LLC (a) (b) (d)	5.75%	09/01/40	7,810,621

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Insurance (Continued)
$17,149,000	Enstar Finance LLC (a) (b) (d)	5.50%	01/15/42	$14,166,870
15,300,000	Fortegra Financial Corp. (a) (b) (d) (h)	8.50%	10/15/57	15,567,755
23,121,000	Global Atlantic Fin Co. (a) (d) (g)	4.70%	10/15/51	19,936,679
13,200,000	Hartford Financial Services Group (The), Inc., 3 Mo. LIBOR + 2.13% (a) (b) (f) (g)	6.73%	02/12/47	11,322,300
8,183,000	Kuvare US Holdings, Inc. (b) (d) (g)	7.00%	02/17/51	8,305,745
2,000,000	La Mondiale SAM (b) (d) (l)	5.88%	01/26/47	1,919,292
9,500,000	Lancashire Holdings Ltd. (b) (d) (l)	5.63%	09/18/41	7,917,025
6,700,000	Liberty Mutual Group, Inc. (a) (b) (d) (g)	4.13%	12/15/51	5,743,508
3,295,000	Liberty Mutual Group, Inc. (g)	4.30%	02/01/61	2,151,877
4,500,000	Lincoln National Corp., Series C (b) (d)	9.25%	(c)	4,983,750
2,442,000	Nationwide Financial Services Capital Trust (a) (o)	7.90%	03/01/37	2,582,415
2,910,000	Nationwide Financial Services, Inc. (a) (b)	6.75%	05/15/37	2,872,732
16,684,000	Prudential Financial, Inc. (a) (b) (d)	6.00%	09/01/52	16,665,079
14,900,000	QBE Insurance Group Ltd. (b) (d) (g)	5.88%	(c)	14,713,750
9,765,000	QBE Insurance Group Ltd. (b) (d) (l)	6.75%	12/02/44	9,754,774
2,000,000	QBE Insurance Group Ltd. (d) (l)	5.88%	06/17/46	1,951,730
				187,783,492
	Mortgage Real Estate Investment Trusts – 0.5%
600,000	Scentre Group Trust 2 (d) (g)	4.75%	09/24/80	560,624
5,950,000	Scentre Group Trust 2 (a) (b) (d) (g)	5.13%	09/24/80	5,242,442
				5,803,066
	Multi-Utilities – 4.7%
25,481,000	Algonquin Power & Utilities Corp. (a) (b) (d)	4.75%	01/18/82	21,562,787
4,491,000	CenterPoint Energy, Inc., Series A (b) (d)	6.13%	(c)	4,420,828
990,000	Dominion Energy, Inc., Series B (d)	4.65%	(c)	928,521
10,400,000	NiSource, Inc. (b) (d)	5.65%	(c)	10,140,596
24,890,000	Sempra Energy (b) (d)	4.13%	04/01/52	21,824,705
				58,877,437
	Oil, Gas & Consumable Fuels – 10.8%
9,000,000	Buckeye Partners L.P., 3 Mo. LIBOR + 4.02% (a) (b) (d) (f)	8.84%	01/22/78	7,582,069
16,570,000	DCP Midstream Operating L.P. (b) (d) (g)	5.85%	05/21/43	16,381,268
27,810,000	Enbridge, Inc. (a) (b) (d)	6.25%	03/01/78	26,490,409
5,000,000	Enbridge, Inc. (a) (d)	7.63%	01/15/83	5,161,466
21,262,000	Enbridge, Inc., Series 16-A (a) (b) (d)	6.00%	01/15/77	20,222,999
15,150,000	Enbridge, Inc., Series 20-A (b) (d)	5.75%	07/15/80	14,374,168
12,530,000	Energy Transfer L.P., 3 Mo. LIBOR + 3.02% (b) (f)	7.46%	11/01/66	10,108,109
805,000	Energy Transfer L.P., Series A (d)	6.25%	(c)	759,719
9,734,000	Energy Transfer L.P., Series F (b) (d)	6.75%	(c)	9,235,133
6,690,000	Energy Transfer L.P., Series G (b) (d)	7.13%	(c)	6,128,040
2,000,000	Energy Transfer L.P., Series H (d)	6.50%	(c)	1,880,760
13,399,000	Enterprise Products Operating LLC, 3 Mo. LIBOR + 2.78% (b) (f)	7.54%	06/01/67	11,926,115
4,151,000	Enterprise Products Operating LLC, Series D, 3 Mo. LIBOR + 2.99% (b) (f)	7.63%	08/16/77	3,979,315
990,000	Enterprise Products Operating LLC, Series E (d)	5.25%	08/16/77	864,901
				135,094,471
	Trading Companies & Distributors – 4.0%
40,945,000	AerCap Holdings N.V. (a) (b) (d)	5.88%	10/10/79	39,276,082
4,863,000	Air Lease Corp., Series B (a) (d)	4.65%	(c)	4,328,070
7,200,000	Aircastle Ltd. (a) (b) (d) (g)	5.25%	(c)	5,940,000
				49,544,152

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Transportation Infrastructure – 1.0%
$8,406,000	AerCap Global Aviation Trust (a) (b) (d) (g)	6.50%	06/15/45	$8,228,171
3,844,000	BNSF Funding Trust I (a) (d)	6.61%	12/15/55	3,709,460
				11,937,631
	Total Capital Preferred Securities			1,411,131,918
	(Cost $1,476,039,739)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES – 1.8%
	Insurance – 1.8%
23,795,925	Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer, Inc. (b) (g) (p)	7.63%	10/15/25	22,106,295
	(Cost $24,551,299)
CORPORATE BONDS AND NOTES – 0.3%
	Insurance – 0.3%
4,396,000	AmTrust Financial Services, Inc. (a) (b)	6.13%	08/15/23	4,307,222
	(Cost $4,394,576)

	Total Investments – 145.9%	1,825,125,798
	(Cost $1,921,434,102)
Shares	Description	Value
REVERSE REPURCHASE AGREEMENT – (8.0)%
(100,000,000)	Scotia Bank, due 5/1/23	(100,000,000)
	Outstanding Loan – (39.8)%	(497,600,000)
	Net Other Assets and Liabilities – 1.9%	23,072,699
	Net Assets – 100.0%	$1,250,598,497

(a)	This security or a portion of this security is segregated as collateral for reverse repurchase agreements. All of these securities are corporate bonds with a remaining contractual maturity of 30-90 days. At January 31, 2023, securities noted as such are valued at $515,872,575.
(b)	All or a portion of this security serves as collateral on the outstanding loan.
(c)	Perpetual maturity.
(d)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at January 31, 2023. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(e)	On March 12, 2023, Signature Bank was placed in receivership under the Federal Deposit Insurance Corporation. Since that event, the Fund is valuing this security significantly lower than the price determined on January 31, 2023.
(f)	Floating or variable rate security.
(g)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be liquid by Stonebridge Advisors LLC (the “Sub-Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2023, securities noted as such amounted to $554,819,622 or 44.4% of net assets.
(h)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. See restricted Securities table.
(i)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Fund’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At January 31, 2023, securities noted as such are valued at $14,016,000 or 1.1% of net assets.
(j)	This security’s value was determined using significant unobservable inputs.

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
(k)	This security is a contingent convertible capital security which may be subject to conversion into common stock of the issuer under certain circumstances. At January 31, 2023, securities noted as such amounted to $564,219,480 or 30.5% of managed assets. Of these securities, 5.1% originated in emerging markets, and 94.9% originated in foreign markets.
(l)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(m)	On March 10, 2023, Silicon Valley Bank was placed in receivership under the Federal Deposit Insurance Corporation. Prior to that event, the Fund liquidated its position at a price significantly below where it was priced on January 31, 2023.
(n)	As of March 20, 2023, due to market events, the Fund is valuing these securities significantly lower than the price determined on January 31, 2023.
(o)	Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be illiquid by the Sub-Advisor.
(p)	These notes are Senior Payment-in-kind (“PIK”) Toggle Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK interest. Interest paid in cash will accrue on the notes at a rate of 7.63% per annum (“Cash Interest Rate”) and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. There were no interest distributions received during the fiscal year-to-date period (November 1, 2022 through January 31, 2023).

LIBOR	London Interbank Offered Rate

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of January 31, 2023 is as follows:
ASSETS TABLE
	Total Value at 1/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
$25 Par Preferred Securities:
Gas Utilities	$ 3,110,898	$ —	$ 3,110,898	$ —
Insurance	107,103,530	83,163,169	23,940,361	—
Multi-Utilities	20,925,864	4,434,639	16,491,225	—
Other Industry Categories*	180,614,036	180,614,036	—	—
$100 Par Preferred Securities*	10,587,563	5,384,313	5,203,250	—
$1,000 Par Preferred Securities:
Banks	39,300,160	39,300,160	—	—
Diversified Financial Services	11,922,312	—	11,922,312	—
$1,000,000 Par Preferred Securities*	14,016,000	—	—	14,016,000
Capital Preferred Securities*	1,411,131,918	—	1,411,131,918	—
Foreign Corporate Bonds and Notes*	22,106,295	—	22,106,295	—
Corporate Bonds and Notes*	4,307,222	—	4,307,222	—
Total Investments	$ 1,825,125,798	$ 312,896,317	$ 1,498,213,481	$ 14,016,000

LIABILITIES TABLE
	Total Value at 1/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Reverse Repurchase Agreements	$ (100,000,000)	$ —	$ (100,000,000)	$ —

*	See Portfolio of Investments for industry breakout.
Level 3 Investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. These values are based on unobservable and non-quantitative inputs.
The following table presents the activity of the Fund’s investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.
Beginning Balance at October 31, 2022
$1,000,000 Par Preferred Securities	$13,440,000
Net Realized Gain (Loss)	—
Net Change in Unrealized Appreciation/Depreciation	576,000
Purchases	—
Sales	—
Transfers In	—
Transfers Out	—
Ending Balance at October 31, 2023
$1,000,000 Par Preferred Securities	14,016,000
Total Level 3 holdings	$14,016,000
There was a net change of $576,000 in unrealized appreciation (depreciation) from Level 3 investments held as of January 31, 2023.

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)

Restricted Securities
As of January 31, 2023, the Fund held restricted securities as shown in the following table that the Sub-Advisor has deemed illiquid.
Security	Acquisition Date	Principal Value/Shares	Current Price	Carrying Cost	Value	% of Net Assets
Dairy Farmers of America, Inc., 7.13%	9/15/16	$6,000,000	$86.25	$6,000,000	$5,175,000	0.41%
Fortegra Financial Corp., 8.50%, 10/15/57	10/12/17 - 3/12/18	$15,300,000	101.75	15,343,745	15,567,755	1.24
FT Real Estate Securities Co., Inc., 9.50%	6/15/16	12	1,168,000	15,990,000	14,016,000	1.12
Land O’Lakes Capital Trust I, 7.45%, 03/15/28	6/6/14 - 2/25/19	$13,788,000	98.75	14,271,069	13,615,650	1.09
				$51,604,814	$48,374,405	3.86%